Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of basic and diluted earnings per share

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Profit for the year, net	477,521	396,955	269,535
Weighted average number of ordinary shares	95,906,449	93,679,904	87,862,531

Basic earnings per share	4.979	4.237	3.068

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Profit for the year, net	477,521	396,955	269,535
Weighted average number of ordinary shares (1)	103,077,629	99,232,919	97,830,538

Diluted earnings per share	4.633	4.000	2.755

(1)	As of December 31, 2024, the Company has 95,285,453 outstanding shares (Note 21.1) that cannot exceed 98,781,028 shares.